Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total Revenue	$ 447	$ 619	$ 1,117	$ 942
Operating Expenses
General and administrative	16,283	5,824	17,589	9,011
Sales and marketing	2,549	1,206	3,205	1,157
Research and development	3,433	1,582	4,001	15,443
Total Operating Expenses	22,265	8,612	24,795	25,611
Loss from Operations	(21,818)	(7,993)	(23,678)	(24,669)
Non-operating (Expense) and Income
Interest expense, net	(448)	(476)	(1,224)	(890)
Change in fair value of embedded derivative liability	(478)	(41)	766	(65)
Equity method investment income	784	381	(632)	(63)
Loss on conversion of promissory notes	(1,119)	0
Total Non-operating (Expense) Income	2,978	8,957	(7,306)	(8,116)
Income tax expense	0	0	0	0
Net (Loss) Income	(18,840)	964	(30,984)	(32,785)
Less: Loss attributable to non-controlling interest	(6,333)	(56)	(139)	(28)
Net (Loss) Income Attributable to Innventure LLC Unitholders	(12,507)	1,020	(30,845)	(32,757)
Net Loss Attributable to Class A Unitholders	$ (18,776)	$ (7,671)	$ (27,279)	$ (26,588)
Basic loss per unit (in usd per share)	$ (1.73)	$ (0.71)	$ (2.51)	$ (2.44)
Basic weighted average Class A Units (in shares)	10,875,000	10,875,000	10,875,000	10,875,000
Management fee
Revenue
Total Revenue	$ 447	$ 444	$ 892	$ 789
Consulting
Revenue
Total Revenue	0	175	225	153
Nonrelated party
Non-operating (Expense) and Income
Net (loss) gain on investments	4,399	9,430	(6,448)	(7,196)
Related party
Non-operating (Expense) and Income
Net (loss) gain on investments	$ (160)	$ (337)	$ 232	$ 238